Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure Of Operating Segments	The following tables present significant information about the Company's reportable operating segments as reported to the Company's chief operating decision maker:

Year ended December 31, 2021
	Revenue	Operating expense	Depreciation and depletion	Exploration expense	Other expenses	Income (loss) from operations
Mesquite	$249,025	$(142,487)	$(29,231)	$—	$—	$77,307
Castle Mountain	46,040	(18,608)	(3,670)	(1,175)	—	22,587
Los Filos	257,217	(227,350)	(37,527)	(339)	(14,185)	(22,184)
Mercedes(1)	56,928	(30,288)	(24,753)	(648)	—	1,239
Aurizona	242,621	(103,999)	(37,433)	(4,980)	—	96,209
Fazenda	107,917	(52,319)	(33,021)	(3,655)	—	18,922
RDM	105,774	(69,018)	(23,901)	(849)	—	12,006
Santa Luz	—	—	—	(3,692)	—	(3,692)
Greenstone(2)	—	—	—	(204)	(79)	(283)
Corporate and other(3)	16,764	(10,735)	(7,356)	(711)	(53,600)	(55,638)
	$1,082,286	$(654,804)	$(196,892)	$(16,253)	$(67,864)	$146,473

Year ended December 31, 2020(4)
	Revenue	Operating expense	Depreciation and depletion	Exploration expense	Other expenses	Income (loss) from operations
Mesquite	$245,931	$(126,334)	$(19,655)	$—	$—	$99,942
Castle Mountain	9,116	(3,478)	(734)	(6,515)	—	(1,611)
Los Filos(5)	105,872	(80,587)	(13,264)	(216)	(59,876)	(48,071)
Aurizona	229,644	(92,398)	(41,991)	(5,109)	—	90,146
Fazenda(5)	92,404	(40,882)	(22,012)	—	—	29,510
RDM(5)	106,635	(48,582)	(20,601)	—	(937)	36,515
Santa Luz(5)	—	—	—	—	(2,213)	(2,213)
Corporate and other(3)(5)	55,786	(31,030)	(13,657)	—	(42,361)	(31,262)
	$845,388	$(423,291)	$(131,914)	$(11,840)	$(105,387)	$172,956
(1)The above segment information includes the results of Mercedes from the date of acquisition of Premier on April 7, 2021.
(2)The above segment information includes the Company's 50% share of the results of Greenstone from the date of acquisition of Premier on April 7, 2021 to April 15, 2021, and its 60% share of the results of Greenstone from April 16, 2021 (notes 5(a) and (b)).
(3)Corporate and other includes the results of Pilar until April 16, 2021, the date of disposition.
(4)The presentation of the segment information for the year ended December 31, 2020 has been changed to present Castle Mountain and Fazenda separately as reportable segments and include Pilar in Corporate and other to be consistent with the current year presentation. Castle Mountain, Fazenda and Pilar were previously grouped in the other operating mines segment.
(5)The above segment information includes the results of Los Filos, Fazenda, RDM, Santa Luz and Pilar from the date of acquisition of Leagold on March 10, 2020 (note 5(e)).

Disclosure of Detailed Information about Assets and Liabilities Based on Operating Segments

	Total assets(1)		Total liabilities(1)
At December 31	2021	2020	2021	2020
Mesquite	$332,555	$262,758	$(74,543)	$(36,032)
Castle Mountain	261,631	227,157	(25,607)	(23,960)
Los Filos	1,108,533	1,066,378	(274,664)	(271,712)
Mercedes(2)	207,538	—	(85,849)	—
Aurizona	363,703	338,792	(51,546)	(49,261)
Fazenda	138,143	180,397	(41,325)	(52,261)
RDM	119,468	144,025	(20,515)	(42,146)
Santa Luz	234,490	209,215	(22,016)	(10,605)
Greenstone	498,529	—	(120,657)	—
Corporate and other(3)	702,771	244,678	(665,294)	(738,900)
	$3,967,361	$2,673,400	$(1,382,016)	$(1,224,877)
(1)The presentation of the segment assets and liabilities at December 31, 2020 has been changed to present Castle Mountain and Fazenda separately as reportable segments and include Pilar in corporate and other to be consistent with the current year presentation. Castle Mountain, Fazenda and Pilar were previously grouped in the other operating mines segment.
(2)At December 31, 2021, the assets and liabilities of Mercedes were classified as held for sale (note 9).
(3)Corporate and other includes the Company's investment in i-80 Gold (note 11) at December 31, 2021.

Disclosure of Detailed Information about Noncurrent Assets by Region
The following table presents the Company's non-current assets, excluding financial instruments and investments in associates, by region:

At December 31	2021	2020
United States	$451,113	$392,290
Mexico	941,762	919,464
Brazil	730,679	685,604
Canada	544,428	1,820
Total non-current assets, excluding financial instruments	$2,667,982	$1,999,178

Summary of Sales to Individual Customers that Exceed 10% of Annual Metal Sales
The following table presents revenue from sales to major customers that exceeded 10% of the Company's revenue for the years ended December 31, 2021 and 2020:

	2021	2020
Customer 1	$521,476	$354,981
Customer 2	265,690	131,439
Customer 3	264,277	259,371
Customer 4	—	87,551
Total revenue from major customers	$1,051,443	$833,342
Total revenue from major customers as percentage of total revenue	97.2%	98.3%